Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
At cost:
Computer and transmission equipment	6,640	7,472	1,172
Furniture, fixtures and office equipment	427	584	92
Total	7,067	8,056	1,264
Less: accumulated depreciation	(5,711)	(6,382)	(1,001)
Property and equipment, net	1,356	1,674	263

For the years ended December 31, 2019, 2020 and 2021, depreciation expense was RMB655, RMB555 and RMB745 (US$117), respectively.